3. SIGNIFICANT ACCOUNTING POLICIES: Lease Liability (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Lease Liability

Lease Liability

The Company has made lease liability payments every two months since June 2023 for the warehouse in Sharjah, UAE and will continue to make them until April 2028. Below are tables describing the maturity of the contractual lease and ROU asset.

Maturity analysis as of December 31, 2024
Contractual undiscounted cash flows (USD)
Less than a year	$58,979
One to five years	152,365
More than 5 years	-
Total undiscounted as of December 31, 2024	$211,344